Disclosures about fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	Quoted Prices in Active Markets For Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Balance as of December 31,	Balance as of December 31,
	2025	2024	2025	2024	2025	2024	2025	2024
Assets
Cash equivalents	$285,469	$61,579	$—	$—	$—	$—	$285,469	$61,579
Short-term Investments	47,544	—	1,365	3,529	—	—	48,909	3,529
Derivatives	—	—	79,193	82,383	—	—	79,193	82,383
Total Assets	$333,013	$61,579	$80,558	$85,912	$—	$—	$413,571	$147,491
Liabilities
Derivatives	$—	$—	$26,509	$1,292	$—	$—	$26,509	$1,292
Total Liabilities	$—	$—	$26,509	$1,292	$—	$—	$26,509	$1,292